REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 9,228,853	$ 6,454,402	$ 4,345,939
Retail
Disaggregation of Revenue [Line Items]
Total revenue, net	5,529,634	3,970,101	2,668,454
Wholesale
Disaggregation of Revenue [Line Items]
Total revenue, net	2,880,233	1,913,961	1,252,547
Food service
Disaggregation of Revenue [Line Items]
Total revenue, net	491,446	365,931	311,317
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	194,308	78,489	0
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	9,148	5,149	0
Revenue from sales to equity method investments
Disaggregation of Revenue [Line Items]
Total revenue, net	124,084	120,771	113,621
Diversified produce
Disaggregation of Revenue [Line Items]
Total revenue, net	5,026,573	4,730,080	4,221,899
Tropical fruit
Disaggregation of Revenue [Line Items]
Total revenue, net	2,580,192	982,652	0
Fresh-packed vegetables
Disaggregation of Revenue [Line Items]
Total revenue, net	295,677	120,648	0
Value-added salads
Disaggregation of Revenue [Line Items]
Total revenue, net	945,185	400,747	0
Health foods and consumer goods
Disaggregation of Revenue [Line Items]
Total revenue, net	122,733	136,149	124,040
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	194,308	78,489	0
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 64,185	$ 5,637	$ 0